6. NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 6. NOTES PAYABLE

On March 9, 2011, the Company acquired 100% of the outstanding stock of Hinson Office Supply for $262,000. The stock purchase agreement calls for a $100,000 cash down payment with the balance of $162,000 payable in equal monthly installments of $4,640, fully amortized over thirty-six months with interest accruing at a rate of 2% per annum and matures on April 9, 2014.  Promissory notes were issued to the former shareholders of Hinson Office Supply. The agreement calls for the last installment payment to be waived should the Company make all payments in a timely fashion. As of September 30, 2012 and December 31, 2011, principal balance on these notes amounted to $78,478 and $120,239, respectively.

As of September 30, 2012 and December 31, 2011, accrued interest on these notes amounted to $0.

On May 7, 2012 Random Source entered into a Stock Repurchase Agreement (the “Stock Repurchase Agreement”) with the then majority shareholders of the Company pursuant to which Random Source purchased 1,700,000 shares of the Company’s common stock (the “Insiders’ Shares”) for $304,000.  The purchase price was paid by $250,000 at closing and delivery of a 90 day secured promissory note (the “Purchase Note”) in the principal amount of $54,000.  The Company shall pay the principal and interest on or before August 7, 2012 and bears interest at 8% per annum.  At closing Random Source also prepaid interest under the Purchase Note in the amount of $1,068.

In order to secure the timely payment of the Purchase Note, at closing the Company issued 2,000,000 shares of the Company’s common stock which such shares will be held in escrow pursuant to the terms of the Escrow Agreement between the parties.  In the event the Purchase Note is paid on or before the maturity date, the certificate representing the Escrow Shares will be returned to the Company for cancellation.  In the event, however, the Purchase Note is not paid on or before the maturity date, pursuant to the terms of the escrow agreement the Escrow Shares will be forfeited in full satisfaction of the Purchase Note.  Following the closing of the Stock Repurchase Agreement, the Insiders’ Shares were cancelled and returned to the status of authorized but unissued shares of the Company’s common stock.   In August 2012, the Company satisfied in full the 90 day Purchase Note in the principal amount of $54,000.  Following the payment of this obligation, the 2,000,000 shares of common stock which had been placed in escrow to secure the timely payment of the note were returned to the Company and have been cancelled and returned to the status of authorized but unissued shares. As of September 30, 2012, principal balance and accrued interest on this note amounted to $0.

Notes payable – short and long term portion consisted of the following:

	September 30, 2012	December 31, 2011
Total notes payable	$78,478	$120,239
Less: current portion	55,681	55,681
Long term portion	$22,797	$64,558

NOTE 6 – NOTES PAYABLE

On March 9, 2011, the Company acquired 100% of the outstanding stock of Lamfis for $262,000. The stock purchase agreement calls for a $100,000 cash down payment with the balance of $162,000 payable in equal monthly installments of $4,640, fully amortized over thirty-six months with interest accruing at a rate of 2% per annum and matures on April 9, 2014.  Promissory Notes were issued to the former shareholders of Lamfis. The agreement calls for the last installment payment to be waived should the Company make all payments in a timely fashion. As of December 31, 2011, accrued interest on these notes amounted to $0.

At December 31, 2011, note payable – short and long term portion consisted of the following:

Total notes payable	$120,239
Less: current portion	55,681
Long term portion	$64,558

Future debt payments are as follows:

2012	$55,681
2013	55,681
2014	8,877
Total	$120,239